SHORT AND LONG-TERM DEBT - SHORT-TERM DEBT NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Short-term debt	$ 559,359,000	$ 632,471,000
Short-term debt, weighted average interest rate	1.70%	1.00%
Maximum amount of short term borrowing outstanding	$ 815,588,000
Commercial Paper
Line of Credit Facility [Line Items]
Short-term debt	$ 448,675,000	$ 473,666,000
Short-term debt, weighted average interest rate	1.40%	0.60%
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, accordion feature increase limit	$ 400,000,000
Debt instrument, covenant, pre-tax income from operations to consolidated interest expense, minimum	200.00%
Revolving Credit Facility | Foreign Line of Credit
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 440,148,000	$ 504,237,000
Short-term foreign bank loans against the lines of credit	110,684,000	$ 158,805,000
Line of Credit | Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000,000